BlackRock Capital Appreciation Portfolio
1
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 99.6%
Automobiles — 0.4%
Ferrari NV ........................ 5,099 $ 938,675
Biotechnology — 1.7%
(a)
Biogen, Inc. ....................... 2,974 843,664
Vertex Pharmaceuticals, Inc. ............ 11,549 3,142,714
3,986,378
Capital Markets — 2.8%
S&P Global, Inc. .................... 18,021 6,498,373
Chemicals — 1.6%
Sherwin-Williams Co. (The) ............. 5,340 3,720,592
Containers & Packaging — 0.8%
Ball Corp. ......................... 20,964 1,742,528
Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies, Inc.
(a)
............ 18,273 1,805,007
Entertainment — 3.3%
Netflix, Inc.
(a)
....................... 15,230 7,615,457
Equity Real Estate Investment Trusts (REITs) — 2.4%
Prologis, Inc. ....................... 13,758 1,384,330
SBA Communications Corp. ............ 13,267 4,225,274
5,609,604
Health Care Equipment & Supplies — 3.0%
(a)
Boston Scientific Corp. ................ 108,586 4,149,071
Intuitive Surgical, Inc. ................. 3,817 2,708,314
6,857,385
Health Care Providers & Services — 3.6%
Humana, Inc. ...................... 7,747 3,206,406
UnitedHealth Group, Inc. ............... 16,037 4,999,855
8,206,261
Hotels, Restaurants & Leisure — 0.4%
Domino's Pizza, Inc. .................. 2,351 999,833
Industrial Conglomerates — 1.0%
Roper Technologies, Inc. ............... 6,023 2,379,747
Interactive Media & Services — 7.5%
(a)
Alphabet, Inc., Class A ................ 4,528 6,636,237
Facebook, Inc., Class A ............... 22,217 5,818,632
Snap, Inc., Class A ................... 183,724 4,797,034
17,251,903
Internet & Direct Marketing Retail — 14.6%
(a)
Alibaba Group Holding Ltd., ADR ......... 19,319 5,679,400
Amazon.com, Inc. ................... 7,488 23,577,690
MercadoLibre , Inc. ................... 4,253 4,603,787
33,860,877
IT Services — 13.5%
Fidelity National Information Services, Inc. ... 16,204 2,385,391
GoDaddy , Inc., Class A
(a)
............... 26,215 1,991,554
Mastercard , Inc., Class A ............... 28,273 9,561,080
PayPal Holdings, Inc.
(a)
................ 18,886 3,721,109
Shopify, Inc., Class A
(a)
................ 2,407 2,462,289
Snowflake, Inc., Class A
(a)
.............. 1,152 289,152
Visa, Inc., Class A ................... 53,521 10,702,594
31,113,169
Security Shares Value
Life Sciences Tools & Services — 0.5%
Lonza Group AG (Registered) ........... 1,895 $ 1,169,472
Pharmaceuticals — 2.7%
AstraZeneca plc, ADR ................ 37,865 2,075,002
Zoetis, Inc. ........................ 24,728 4,089,269
6,164,271
Professional Services — 3.3%
CoStar Group, Inc.
(a)
.................. 6,447 5,470,344
TransUnion ........................ 26,843 2,258,302
7,728,646
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc. .................. 27,238 3,179,764
ASML Holding NV (Registered), NYRS
(b)
.... 14,639 5,405,744
NVIDIA Corp. ...................... 4,647 2,515,049
11,100,557
Software — 21.6%
Adobe, Inc.
(a)
....................... 13,941 6,837,085
Autodesk, Inc.
(a)
..................... 12,596 2,909,802
Coupa Software, Inc.
(a)
................ 5,321 1,459,231
Intuit, Inc. ......................... 19,034 6,209,081
Microsoft Corp. ..................... 85,626 18,009,716
Palantir Technologies, Inc., Class A
(a)
...... — 2
Palantir Technologies, Inc., Class A (Acquired
02/11/14, cost $1,152,906)
(c)
.......... 150,461 1,357,909
RingCentral, Inc., Class A
(a)
............. 9,299 2,553,598
salesforce.com, Inc.
(a)
................. 9,581 2,407,897
ServiceNow , Inc.
(a)
................... 17,008 8,248,880
49,993,201
Specialty Retail — 3.0%
Lowe's Cos., Inc. .................... 27,222 4,515,041
TJX Cos., Inc. (The) .................. 44,347 2,467,910
6,982,951
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. ........................ 70,510 8,165,763
Textiles, Apparel & Luxury Goods — 2.8%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,306 1,546,880
NIKE, Inc., Class B .................. 38,294 4,807,429
6,354,309
Total Common Stocks — 99.6%
(Cost: $126,786,195) .............................. 230,244,959
Total Long-Term Investments — 99.6%
(Cost: $126,786,195) .............................. 230,244,959
Short-Term Securities — 2.6%
(d)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% .................... 1,147,372 1,147,372
SL Liquidity Series, LLC, Money Market Series,
0.25%
(e)
........................ 4,839,980 4,841,916
Total Short-Term Securities — 2.6%
(Cost: $5,989,288) ............................... 5,989,288
Total Investments — 102.2%
(Cost: $132,775,483 ) .............................. 236,234,247
Liabilities in Excess of Other Assets — (2.2)% ............. (5,071,053)
Net Assets — 100.0% ............................... $ 231,163,194
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,357,909, representing 0.59% of its net assets as of period end, and an original cost of $1,152,906.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 232,078 $ 915,294 $ — $ — $ — $ 1,147,372 1,147,372 $ 3,219 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 4,711,112 127,687 — 3,137 (20) 4,841,916 4,839,980 14,178
(b)
—
$ 3,137 $ (20) $ 5,989,288 $ 17,397 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Glossary of Terms Used in this Report
Portfolio Abbreviations
ADR American Depositary Receipts
NYRS New York Registered Shares
S&P Standard & Poor's

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Automobiles .......................................... $ 938,675 $ — $ — $ 938,675
Biotechnology ......................................... 3,986,378 — — 3,986,378
Capital Markets ........................................ 6,498,373 — — 6,498,373
Chemicals ............................................ 3,720,592 — — 3,720,592
Containers & Packaging .................................. 1,742,528 — — 1,742,528
Electronic Equipment, Instruments & Components ................. 1,805,007 — — 1,805,007
Entertainment ......................................... 7,615,457 — — 7,615,457
Equity Real Estate Investment Trusts (REITs) .................... 5,609,604 — — 5,609,604
Health Care Equipment & Supplies ........................... 6,857,385 — — 6,857,385
Health Care Providers & Services ............................ 8,206,261 — — 8,206,261
Hotels, Restaurants & Leisure .............................. 999,833 — — 999,833
Industrial Conglomerates .................................. 2,379,747 — — 2,379,747
Interactive Media & Services ............................... 17,251,903 — — 17,251,903
Internet & Direct Marketing Retail ............................ 33,860,877 — — 33,860,877
IT Services ........................................... 31,113,169 — — 31,113,169
Life Sciences Tools & Services .............................. — 1,169,472 — 1,169,472
Pharmaceuticals ....................................... 6,164,271 — — 6,164,271
Professional Services .................................... 7,728,646 — — 7,728,646
Semiconductors & Semiconductor Equipment .................... 11,100,557 — — 11,100,557
Software ............................................. 48,635,292 1,357,909 — 49,993,201
Specialty Retail ........................................ 6,982,951 — — 6,982,951
Technology Hardware, Storage & Peripherals .................... 8,165,763 — — 8,165,763
Textiles, Apparel & Luxury Goods ............................ 4,807,429 1,546,880 — 6,354,309
Short-Term Securities ....................................... 1,147,372 — — 1,147,372
Subtotal ....................................................
$ 227,318,070 $ 4,074,261 $ — $ 231,392,331

BlackRock Capital Appreciation Portfolio

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 4,841,916
$ —
Total Investments .............................................. $ 236,234,247
$ —
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.